(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Contractual Service Margin by Transition Method (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	€ 176,049
Closing net balance	137,391	€ 176,049
MRA [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Transfers to disposal groups	0
Opening net balance	879	1,457
Changes in estimates that adjust CSM	(167)	(296)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	0
Earnings released from contractual service margin	(49)	(130)
Insurance finance (income) / expenses	1	3
Net exchange differences	20	(156)
Closing net balance	684	879
MRA [member] | Investment contract with discretionary participation features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Transfers to disposal groups, Investment	0
Opening net balance	0
Changes in estimates that adjust CSM	0
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	0
Earnings released from contractual service margin	0
Insurance finance (income) / expenses	0
Net exchange differences	0
Closing net balance	0	0
MRA [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Transfers to disposal groups, Reinsurance	0
Opening net balance	0
Changes in estimates that adjust CSM	0
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	0
Earnings released from contractual service margin	0
Insurance finance (income) / expenses	0
Net exchange differences	0
Closing net balance	0	0
FVA [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Transfers to disposal groups	(275)
Opening net balance	4,192	4,494
Changes in estimates that adjust CSM	355	563
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	0
Earnings released from contractual service margin	(234)	(483)
Insurance finance (income) / expenses	72	129
Net exchange differences	114	(511)
Closing net balance	4,223	4,192
FVA [member] | Investment contract with discretionary participation features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Transfers to disposal groups, Investment	(214)
Opening net balance	244	233
Changes in estimates that adjust CSM	(23)	61
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	0
Earnings released from contractual service margin	(9)	(37)
Insurance finance (income) / expenses	0
Net exchange differences	2	(13)
Closing net balance	0	244
FVA [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Transfers to disposal groups, Reinsurance	(2)
Opening net balance	245	28
Changes in estimates that adjust CSM	0	224
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	(9)	18
New contracts recognized	0
Earnings released from contractual service margin	(1)	9
Insurance finance (income) / expenses	(7)	(23)
Net exchange differences	6	(11)
Closing net balance	232	245
Others [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Transfers to disposal groups	(969)
Opening net balance	3,335	3,013
Changes in estimates that adjust CSM	(92)	181
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	390	669
Earnings released from contractual service margin	(148)	(317)
Insurance finance (income) / expenses	57	93
Net exchange differences	76	(305)
Closing net balance	2,649	3,335
Others [member] | Investment contract with discretionary participation features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Transfers to disposal groups, Investment	0
Opening net balance	0
Changes in estimates that adjust CSM	2
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	1
Earnings released from contractual service margin	0
Insurance finance (income) / expenses	0
Net exchange differences	0
Closing net balance	4	0
Others [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Transfers to disposal groups, Reinsurance	0
Opening net balance	340	208
Changes in estimates that adjust CSM	40	30
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	(3)
New contracts recognized	9	141
Earnings released from contractual service margin	(17)	(20)
Insurance finance (income) / expenses	7	11
Net exchange differences	10	(30)
Closing net balance	387	340
Total CSM [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Transfers to disposal groups	(1,244)
Opening net balance	8,406	8,964
Changes in estimates that adjust CSM	96	449
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	390	669
Earnings released from contractual service margin	(431)	(930)
Insurance finance (income) / expenses	130	226
Net exchange differences	210	(972)
Closing net balance	7,556	8,406
Total CSM [member] | Investment contract with discretionary participation features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Transfers to disposal groups, Investment	(214)
Opening net balance	245	233
Changes in estimates that adjust CSM	(20)	61
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	1
Earnings released from contractual service margin	(9)	(37)
Insurance finance (income) / expenses	0
Net exchange differences	2	(13)
Closing net balance	4	245
Total CSM [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Transfers to disposal groups, Reinsurance	(2)
Opening net balance	585	237
Changes in estimates that adjust CSM	41	254
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	(12)	18
New contracts recognized	9	141
Earnings released from contractual service margin	(18)	(11)
Insurance finance (income) / expenses	0	(12)
Net exchange differences	17	(42)
Closing net balance	€ 619	€ 585